Income Taxes (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income tax expense (recovery), computed at 34 percent of pretax income (loss)	$ (10,698)	$ (102,921)
Effect of nondeductible expenses	56	191
Changes to statutory tax rates		4,069
Change in valuation allowance	10,642	98,662
Total provision for income taxes